Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from financial institutions	$ 48,535	$ 42,779
Securities available for sale	358,499	346,294
Equity securities	1,191	1,070
Loans held for sale	2,285	1,391
Loans, net of allowance of $14,767 and $13,679	1,694,203	1,548,262
Other securities	20,280	21,021
Premises and equipment, net	22,871	22,021
Accrued interest receivable	7,093	6,723
Goodwill	76,851	76,851
Other intangible assets	8,305	9,352
Bank owned life insurance	44,999	43,037
Other assets	24,445	20,153
Total assets	2,309,557	2,138,954
Deposits
Noninterest-bearing	512,553	468,083
Interest-bearing	1,166,211	1,111,810
Total deposits	1,678,764	1,579,893
Federal Home Loan Bank advances	226,500	193,600
Securities sold under agreements to repurchase	18,674	22,199
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	26,066	14,937
Total liabilities	1,979,431	1,840,056
SHAREHOLDERS’ EQUITY
Preferred stock, no par value, 200,000 shares of Series B Preferred stock, $1,000 liquidation preference, authorized, 10,120 shares issued at December 31, 2018, net of issuance costs		9,364
Common stock, no par value, 20,000,000 shares authorized, 17,623,706 shares issued at December 31, 2019 and 16,351,463 shares issued at December 31, 2018	276,422	266,901
Accumulated earnings	67,974	41,320
Treasury stock, 936,164 common shares at December 31, 2019 and 747,964 common shares at December 31, 2018, at cost	(21,144)	(17,235)
Accumulated other comprehensive income (loss)	6,874	(1,452)
Total shareholders’ equity	330,126	298,898
Total liabilities and shareholders’ equity	$ 2,309,557	$ 2,138,954